SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
SHORT-TERM BORROWINGS [Abstract]
Schedule of Short-term Borrowings
		As of December 31
		2014	2015
	Maturities	RMB	RMB
Unsecured short-term borrowings from third parties	February, 2014 to September, 2015	11,800	2,300
Unsecured short-term borrowings from individuals	October, 2013 to November, 2015	27,833	-
Total Short-term borrowings		39,633	2,300